Carrying or notional amounts and estimated fair values for financial instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	$ 381,095		$ 423,211		$ 439,363	$ 535,282
Money market investments	1,822,386		858,453
Trading account securities, at fair value	138,527		339,743
Available For Sale Securities	5,315,159		5,294,800
Held To Maturity Securities Fair Value	94,199		120,688
Marketable Securities, Alternative [Abstract]
Servicing Asset At Fair Value Amount	148,694		161,099		154,430
Derivative Asset, Fair Value, Gross Asset	25,362		34,710
Deposits, by Type [Abstract]
Time Deposits	7,474,445		8,311,352
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Federal Funds Purchased	100,000		0
Securities Sold under Agreements to Repurchase	1,171,657		1,659,292
Notes Payable [Abstract]
Other Notes Payable	19,830		23,496
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		531,540
Fixed Rate 700 Percent Notes Due July 2019 [Member]
Notes Payable [Abstract]
Senior Long Term Notes	450,000		0				450,000
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available For Sale Securities	61,712		66,377
Held To Maturity Securities Fair Value	92,597		94,712
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets, Fair Value Disclosure [Abstract]
Available For Sale Securities	0		513
Held To Maturity Securities Fair Value	0		0
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Available For Sale Securities	1,910,030		2,418,296
Held To Maturity Securities Fair Value	102		122
Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available For Sale Securities	11,306		12,170
Held To Maturity Securities Fair Value	1,500		25,854
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	381,095		423,211
Money market investments	1,671,477		677,033
Trading account securities, at fair value	0	[1]	0	[1]
Available For Sale Securities	323	[1]	412	[1]
Held To Maturity Securities Fair Value	0		0
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0		0
Federal Reserve Bank Stock	0		0
Trust Preferred Securities	0		0
Other Investments	0		0
Total other investment securities	0		0
Loans held-for-sale	0		0
FDIC loss share asset	0		0
Servicing Asset At Fair Value Amount	0		0
Derivative Asset, Fair Value, Gross Asset	0		0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0		0
Time Deposits	0		0
Deposits	0		0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Assets sold under agreements to repurchase	0		0
Other short-term borrowings	0	[2]	0	[2]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0		0
Medium-term Notes	0		0
Other Notes Payable	0		0
Notes payable	0		0
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Combination Contingent Consideration Liability	0		0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0		0
Letters of credit Fair Value Disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 1 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	0		0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	0		0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	0		0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0		0
Money market investments	150,909		181,420
Trading account securities, at fair value	129,360	[1]	326,509	[1]
Available For Sale Securities	5,313,511	[1]	5,287,865	[1]
Held To Maturity Securities Fair Value	1,500		1,500
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	66,773		85,245
Federal Reserve Bank Stock	80,025		80,385
Trust Preferred Securities	12,197		13,197
Other Investments	0		0
Total other investment securities	158,995		178,827
Loans held-for-sale	27,074		3,155
FDIC loss share asset	0		0
Servicing Asset At Fair Value Amount	0		0
Derivative Asset, Fair Value, Gross Asset	25,362		34,793
Deposits, by Type [Abstract]
Demand Deposit Accounts	17,333,090		18,399,793
Time Deposits	7,512,683		8,367,410
Deposits	24,845,773		26,767,203
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,269,398		1,025,628
Assets sold under agreements to repurchase	1,269,398		1,720,050
Other short-term borrowings	20,200	[2]	401,200	[2]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	814,877		604,976
Medium-term Notes	0		0
Other Notes Payable	0		0
Notes payable	1,654,807		953,198
Derivative Financial Instruments Liabilities Fair Value Disclosure	23,032		32,378
Business Combination Contingent Consideration Liability	0		0
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	0		0
Letters of credit Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		694,422
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	379,400		348,222
Fair Value, Inputs, Level 2 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	0		0
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	0		0
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	1,500		1,500
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	0		0
Money market investments	0		0
Trading account securities, at fair value	9,167	[1]	13,151	[1]
Available For Sale Securities	1,325	[1]	6,523	[1]
Held To Maturity Securities Fair Value	92,699		119,188
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	0		0
Federal Reserve Bank Stock	0		0
Trust Preferred Securities	1,000		1,000
Other Investments	5,028		4,699
Total other investment securities	6,028		5,699
Loans held-for-sale	87,862		109,405
FDIC loss share asset	481,420		837,131
Servicing Asset At Fair Value Amount	148,694		161,099
Derivative Asset, Fair Value, Gross Asset	0		0
Deposits, by Type [Abstract]
Demand Deposit Accounts	0		0
Time Deposits	0		0
Deposits	0		0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Assets sold under agreements to repurchase	0		0
Other short-term borrowings	1,000	[2]	0	[2]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	0		0
Medium-term Notes	0		716
Other Notes Payable	19,830		23,496
Notes payable	19,830		1,030,850
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Combination Contingent Consideration Liability	133,634		128,299
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	1,716		2,571
Letters of credit Fair Value Disclosure	486		901
Fair Value, Inputs, Level 3 [Member] | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		0
Fair Value, Inputs, Level 3 [Member] | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		1,006,638
Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	92,597		94,712
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	102		122
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	0		24,354
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Non Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	18,079,609		19,070,337
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	2,947,909		3,404,128
Carrying (Reported) Amount, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	381,095		423,211
Money market investments	1,822,386		858,453
Trading account securities, at fair value	138,527	[1]	339,660	[1]
Available For Sale Securities	5,315,159	[1]	5,294,800	[1]
Held To Maturity Securities Fair Value	103,170		140,496
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	66,773		85,245
Federal Reserve Bank Stock	80,025		80,385
Trust Preferred Securities	13,197		14,197
Other Investments	1,911		1,925
Total other investment securities	161,906		181,752
Loans held-for-sale	106,104		110,426
FDIC loss share asset	542,454		948,608
Servicing Asset At Fair Value Amount	148,694		161,099
Derivative Asset, Fair Value, Gross Asset	25,362		34,793
Deposits, by Type [Abstract]
Demand Deposit Accounts	17,333,090		18,399,793
Time Deposits	7,474,445		8,311,352
Deposits	24,807,535		26,711,145
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,271,657		1,021,102
Assets sold under agreements to repurchase	1,271,657		1,659,292
Other short-term borrowings	21,200	[2]	401,200	[2]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	802,198		589,229
Medium-term Notes	0		689
Senior Long Term Notes	450,000
Other Notes Payable	19,830		23,496
Notes payable	1,711,828		1,584,754
Derivative Financial Instruments Liabilities Fair Value Disclosure	23,032		32,378
Business Combination Contingent Consideration Liability	133,634		128,299
Carrying (Reported) Amount, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		638,190
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Carrying (Reported) Amount, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		531,540
Carrying (Reported) Amount, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	101,573		113,881
Carrying (Reported) Amount, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	97		115
Carrying (Reported) Amount, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	1,500		26,500
Carrying (Reported) Amount, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	18,884,732		21,073,403
Carrying (Reported) Amount, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	2,460,589		2,882,335
Estimate of Fair Value, Fair Value Disclosure
Assets, Fair Value Disclosure [Abstract]
Cash And Due From Banks	381,095		423,211
Money market investments	1,822,386		858,453
Trading account securities, at fair value	138,527	[1]	339,660	[1]
Available For Sale Securities	5,315,159	[1]	5,294,800	[1]
Held To Maturity Securities Fair Value	94,199		120,688
Marketable Securities, Alternative [Abstract]
Federal Home Loan Bank Stock	66,773		85,245
Federal Reserve Bank Stock	80,025		80,385
Trust Preferred Securities	13,197		14,197
Other Investments	5,028		4,699
Total other investment securities	165,023		184,526
Loans held-for-sale	114,936		112,560
FDIC loss share asset	481,420		837,131
Servicing Asset At Fair Value Amount	148,694		161,099
Derivative Asset, Fair Value, Gross Asset	25,362		34,793
Deposits, by Type [Abstract]
Demand Deposit Accounts	17,333,090		18,399,793
Time Deposits	7,512,683		8,367,410
Deposits	24,845,773		26,767,203
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	1,269,398		1,025,628
Assets sold under agreements to repurchase	1,269,398		1,720,050
Other short-term borrowings	21,200	[2]	401,200	[2]
Notes Payable [Abstract]
Federal Home Loan Bank Advances Long Term	814,877		604,976
Medium-term Notes	0		716
Senior Long Term Notes	460,530
Other Notes Payable	19,830		23,496
Notes payable	1,674,637		1,984,048
Derivative Financial Instruments Liabilities Fair Value Disclosure	23,032		32,378
Business Combination Contingent Consideration Liability	133,634		128,299
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	1,716		2,571
Letters of credit Fair Value Disclosure	486		901
Estimate of Fair Value, Fair Value Disclosure | Structured Finance [Member]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	0		694,422
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	379,400		348,222
Estimate of Fair Value, Fair Value Disclosure | Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Notes Payable [Abstract]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0		1,006,638
Estimate of Fair Value, Fair Value Disclosure | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	92,597		94,712
Estimate of Fair Value, Fair Value Disclosure | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	102		122
Estimate of Fair Value, Fair Value Disclosure | Other Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Held To Maturity Securities Fair Value	1,500		25,854
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 1 [Member]
Notes Payable [Abstract]
Senior Long Term Notes	0
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 [Member]
Notes Payable [Abstract]
Senior Long Term Notes	460,530
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 3 [Member]
Notes Payable [Abstract]
Senior Long Term Notes	0
Estimate of Fair Value, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	18,079,609		19,070,337
Estimate of Fair Value, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Marketable Securities, Alternative [Abstract]
Loans held-in-portfolio, net	2,947,909		3,404,128
Notional Amount [Member]
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	7,135,352		7,490,927
Letters of credit Fair Value Disclosure	$ 49,182		$ 82,007

[1]	Refer to Note 35 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.
[2]	Refer to Note 23 to the consolidated financial statements for the composition of short-term borrowings.